LVIP American Balanced Allocation Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.03%
INVESTMENT COMPANY–3.03%
Fixed Income Fund–3.03%
✢American Funds Insurance Series®– Mortgage Fund	2,864,391	$ 30,620,337
Total Affiliated Investment (Cost $29,834,160)		30,620,337

UNAFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Asset Allocation Fund–14.78%
✧American Funds®– Capital Income Builder	2,234,468	149,195,448
		149,195,448
Equity Funds–32.86%
✧American Funds®– American Mutual Fund	1,193,902	59,432,448
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	4,233,898	69,266,574
Growth Fund	1,031,466	122,455,656
Growth-Income Fund	1,286,700	80,560,250
		331,714,928
Fixed Income Funds–30.13%
✧American Funds®-
Bond Fund of America	13,468,065	181,280,160
High-Income Trust	1,972,194	20,806,642
Intermediate Bond Fund of America	4,816,110	66,462,319
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	3,025,678	$ 35,672,739
		304,221,860
Global Equity Funds–7.13%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,133,402	19,868,546
Global Small Capitalization Fund	1,499,588	52,110,676
		71,979,222
Global Fixed Income Fund–2.00%
✢American Funds Insurance Series®– Global Bond Fund	1,669,675	20,152,977
		20,152,977
International Equity Funds–10.13%
American Funds Insurance Series®-
✢International Fund	2,778,851	67,137,057
New World Fund	1,097,232	35,155,310
		102,292,367
Total Unaffiliated Investments (Cost $746,351,747)		979,556,802

TOTAL INVESTMENTS–100.06% (Cost $776,185,907)	1,010,177,139
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(563,281)
NET ASSETS APPLICABLE TO 67,444,911 SHARES OUTSTANDING–100.00%	$1,009,613,858

✢ Class 1 shares.
✧ Class R-6 shares.
See accompanying notes.
LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$30,620,337	$—	$—	$30,620,337
Unaffiliated Investment Companies	979,556,802	—	—	979,556,802
Total Investments	$1,010,177,139	$—	$—	$1,010,177,139
There were no Level 3 investments at the beginning or end of the period.
LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.03%@
Fixed Income Fund-3.03%@
✢American Funds Insurance Series® – Mortgage Fund	$28,374,855	$5,423,174	$2,026,235	$(55,189)	$(1,096,268)	$30,620,337	2,864,391	$1,068,911	$—

@ As a percentage of Net Assets as of September 30, 2021.
✢ Class 1 shares.
LVIP American Balanced Allocation Fund–3